INVESTMENT PROPERTIES - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 3,132,220	$ 2,839,350
Acquisitions	731,600	14,709
Subsequent expenditure recognised as an asset	66,745	422,755
Sales/Write-offs	(233,974)	(259,743)
Acquisitions through business combination	60,850
Amount reclassified from inventories		47,387
Gains on valuation	236,617	67,762	$ (3,501)
Balance at the end of the year	3,994,058	3,132,220	$ 2,839,350
Investment properties
INVESTMENT PROPERTIES
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ 0